Prepaid expenses and other receivables	12 Months Ended
Mar. 31, 2014
Prepaid expenses and other receivables
Prepaid expenses and other receivables

5                                         Prepaid expenses and other receivables

Prepaid expenses and other receivables consist of the following:

	March 31,
	2013	2014	2014
	RMB	RMB	US$

Prepaid expenses	9,372	20,593	3,313
Tax receivables	—	13,406	2,157
Other receivables	2,230	3,011	484
Total prepaid expenses and other receivables	11,602	37,010	5,954

Other receivables mainly include advance payments to employees and rental deposits.